Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 10,351	$ (76,200)	$ (196,333)	$ (208,230)	$ (387,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed transaction costs and mark-to-market adjustments of derivative liabilities			(37,811)
Issuance of and mark-to-market adjustments of derivative liabilities	(108,646)	31,504
Depreciation and amortization	9,512	6,087	51,592	32,495	116,953
Non cash vehicle expenses	2,557	1,383	7,233	11,998	18,082
Share-based compensation expense	48,704	1,485	86,631	6,174	30,738
Amortization of debt issuance costs and discounts	352	808
Debt discount accretion			1,695	2,635	1,296
Bad debt expense	20	502	2,766	463	2,135
Loss on extinguishment of debt			2,304		1,514
Loss on disposal of property and equipment			156	3,407
Other	278	(331)	392	(300)	(614)
Changes in assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	(1,509)	243	(8,372)	(662)	(4,553)
Inventory	3,323	3,015	(9,331)	(901)	(4,361)
Prepaid expenses and other current assets	(13,814)	(2,397)	(24,176)	7,095	(6,580)
Other assets	63	15	200	(162)	145
Accounts payable	3,329	(2,431)	(7,485)	(15,096)	(15,514)
Deferred revenue	(474)	1,378	16	6,203	30,341
Accrued expenses and other current liabilities	3,952	(1,459)	2,335	6,454	2,994
Other liabilities	(563)	61	(3,439)	(1,724)	5,529
Net cash used in operating activities	(42,565)	(36,337)	(131,627)	(150,151)	(209,377)
Cash flows from investing activities
Purchases of property and equipment	(251)	(66)	(846)	(500)	(7,179)
Purchases of vehicles	(63,364)	(12,117)	(214,852)	(11,862)	(101,381)
Net cash acquired in acquisitions			0	68,664	(171)
Net cash (used in) provided by investing activities	(63,615)	(12,183)	(215,698)	56,302	(108,731)
Cash flows from financing activities
Proceeds from Business Combination and PIPE financing			249,610
Transaction costs paid in connection with Business Combination and PIPE financing			(25,946)
Proceeds from issuance of debt, net of issuance costs	23,716	0	52,680	0	69,787
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	187,781		51,711	271,943
Proceeds from issuance of redeemable convertible senior preferred stock and derivatives, net of issuance costs			207,814
Payment for taxes related to net share settlement	(1,903)	0
Proceeds from issuance of common stock	169	435	423	933	1,219
Payment for settlement of warrants			(600)	(2,002)	(3,000)
Payment for settlement of debt	(4,353)	0	(40,610)	(18,776)	(21,337)
Net cash provided by financing activities	17,629	188,216	443,371	31,866	318,612
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(1,003)	5,360	10,088	(3,590)	(1,049)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(89,554)	145,056	106,134	(65,573)	(545)
Beginning of period	159,901	53,767	53,767	119,340	119,885
End of period	70,347	198,823	159,901	53,767	119,340
Non-cash activities:
Conversion of redeemable convertible preferred stock to common stock in connection with the Business Combination			1,300,121
Transaction costs not yet paid			6,563
Fair Value of net assets acquired in non cash acquisition				190,000
Conversion of convertible debt to redeemable convertible preferred stock in acquisition					8,271
Supplemental disclosures of cash flow information
Interest			695	4,278	3,271
Income taxes			263	214	916
Cash and Cash Equivalents [Member]
Cash flows from financing activities
Beginning of period	128,556	43,158	43,158	109,160
End of period	35,026	182,134	128,556	43,158	109,160
Restricted Cash [Member]
Cash flows from financing activities
Beginning of period	31,345	10,609	10,609	10,180
End of period	$ 35,321	$ 16,689	$ 31,345	$ 10,609	$ 10,180